UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: June 30, 2009
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California August 10, 2009

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		31

Form 13F Information Table Value Total:		$24,222
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1380 32128.000SH       SOLE                32128.000
*** SCHLUMBERGER LTD           COM              806857108     1029 19015.000SH       SOLE                19015.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101      983 34748.000SH       SOLE                34748.000
CERNER CORP                    COM              156782104     1831 29400.000SH       SOLE                29400.000
CHEVRON CORP                   COM              166764100      961 14500.000SH       SOLE                14500.000
CISCO SYS INC                  COM              17275r102      691 37072.000SH       SOLE                37072.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102      889 33310.000SH       SOLE                33310.000
CONOCOPHILLIPS                 COM              20825c104      602 14305.000SH       SOLE                14305.000
EMC CORP                       COM              268648102      886 67650.000SH       SOLE                67650.000
EXXON MOBIL CORP               COM              30231g102      418 5976.000 SH       SOLE                 5976.000
FACTSET RESEARCH SYSTEM        COM              303075105      911 18275.000SH       SOLE                18275.000
HANSENS NATURAL CORP           COM              411310105      788 25550.000SH       SOLE                25550.000
IBM CORPORATION                COM              459200101      251 2400.000 SH       SOLE                 2400.000
IMMUCOR INC                    COM              452526106      526 38200.000SH       SOLE                38200.000
INTEL CORP                     COM              458140100      302 18269.000SH       SOLE                18269.000
JOHNSON & JOHNSON              COM              478160104     1105 19449.000SH       SOLE                19449.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1497 22089.000SH       SOLE                22089.000
MEMC ELECTRONIC MATERIALS      COM              552715104      253 14225.000SH       SOLE                14225.000
MICROSOFT CORP                 COM              594918104      803 33796.000SH       SOLE                33796.000
P G & E CORPORATION            COM              69331c108      301 7825.000 SH       SOLE                 7825.000
PROCTER & GAMBLE CO            COM              742718109      298 5841.000 SH       SOLE                 5841.000
PRUDENTIAL FINANCIAL INC       COM              744320102      676 18175.000SH       SOLE                18175.000
SOUTHERN CO                    COM              842587107      212 6800.000 SH       SOLE                 6800.000
STERICYLE, INC.                COM              858912108      819 15900.000SH       SOLE                15900.000
STRYKER CORP                   COM              863667101      869 21875.000SH       SOLE                21875.000
TARGET CORP                    COM              87612e106      977 24764.000SH       SOLE                24764.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105      837 23825.000SH       SOLE                23825.000
WATERS CORP                    COM              941848103     1275 24775.000SH       SOLE                24775.000
WELLPOINT INC                  COM              94973v107      869 17080.000SH       SOLE                17080.000
WHOLE FOODS MKT INC            COM              966837106      190 10025.000SH       SOLE                10025.000
XTO ENERGY INC                 COM              98385x106      788 20672.000SH       SOLE                20672.000